Credit Risk - Summary of ECL Reconciliation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 807
Ending balance	863	£ 807
Less: Recoveries net of collection costs	(40)	(42)		£ (54)
Total credit impairment charge/(release)	221	153	[1]	203	[1]
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	305,464	300,286
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfer of financial instruments	0
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	43,257	58,382
Other	3,980	5,631
Assets derecognised - Redemptions and repayments	(42,183)	(58,179)
Assets derecognised - written off	(363)	(656)
Ending balance	310,155	305,464		300,286
Net movement in the year	4,691	5,178
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	807	1,151
Change in economic scenarios	(19)	(16)
Changes to model	13	(7)
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	8
Transfer of financial instruments	0
Net remeasurement of ECL on stage transfer	160	99
New lending and assets purchased	70	89
Other	183	165
Assets derecognised - Redemptions and repayments	(102)	(140)
Assets derecognised - written off	(249)	(534)
Ending balance		807		1,151
Net movement in the year	56	(344)
Income Statement ECL charge/(release)	305	190
Less: ECL relating to derecognised income	(13)
Less: Recoveries net of collection costs	(71)	(36)
Total credit impairment charge/(release)	221	154
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143
Ending balance	147	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307
Ending balance	348	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357
Ending balance	368	357
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143	176
Change in economic scenarios	5	4
Changes to model	0	(1)
Transfers from Stage 1 to Stage 2	(11)	(11)
Transfers from Stage 2 to Stage 1	74	68
Transfers to Stage 3	(2)	(8)
Transfers from Stage 3	1	6
Transfer of financial instruments	62	55
Net remeasurement of ECL on stage transfer	(66)	(63)
New lending and assets purchased	29	43
Other	6	(27)
Assets derecognised - Redemptions and repayments	(32)	(44)
Assets derecognised - written off	0
Ending balance	147	143		176
Net movement in the year	4	(33)
Income Statement ECL charge/(release)	4	(33)
Less: ECL relating to derecognised income	0
Less: Recoveries net of collection costs	(10)
Total credit impairment charge/(release)	(6)	(33)
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,882	285,133
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	(4,101)	(4,190)
Transfers from Stage 2 to Stage 1	3,458	3,325
Transfers to Stage 3	(361)	(445)
Transfers from Stage 3	10	17
Transfer of financial instruments	(994)	(1,293)
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	42,415	57,280
Other	3,514	5,540
Assets derecognised - Redemptions and repayments	(40,380)	(55,778)
Assets derecognised - written off	(1)
Ending balance	295,436	290,882		285,133
Net movement in the year	4,554	5,749
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307	284
Change in economic scenarios	(15)	(12)
Changes to model	0	2
Transfers from Stage 1 to Stage 2	11	11
Transfers from Stage 2 to Stage 1	(74)	(68)
Transfers to Stage 3	(24)	(23)
Transfers from Stage 3	23	27
Transfer of financial instruments	(64)	(53)
Net remeasurement of ECL on stage transfer	130	83
New lending and assets purchased	32	33
Other	(14)	(15)
Assets derecognised - Redemptions and repayments	(28)	(15)
Assets derecognised - written off	0
Ending balance	348	307		284
Net movement in the year	41	23
Income Statement ECL charge/(release)	41	23
Less: ECL relating to derecognised income	0
Less: Recoveries net of collection costs	(15)
Total credit impairment charge/(release)	26	23
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,011	12,110
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	4,101	4,190
Transfers from Stage 2 to Stage 1	(3,458)	(3,325)
Transfers to Stage 3	(595)	(603)
Transfers from Stage 3	516	443
Transfer of financial instruments	564	705
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	827	1,085
Other	294	(175)
Assets derecognised - Redemptions and repayments	(1,344)	(1,714)
Assets derecognised - written off	(1)
Ending balance	12,351	12,011		12,110
Net movement in the year	340	(99)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	691
Change in economic scenarios	(9)	(8)
Changes to model	13	(8)
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	26	31
Transfers from Stage 3	(24)	(33)
Transfer of financial instruments	2	(2)
Net remeasurement of ECL on stage transfer	96	79
New lending and assets purchased	9	13
Other	191	207
Assets derecognised - Redemptions and repayments	(42)	(81)
Assets derecognised - written off	(249)	(534)
Ending balance	368	357		691
Net movement in the year	11	(334)
Income Statement ECL charge/(release)	260	200
Less: ECL relating to derecognised income	(13)
Less: Recoveries net of collection costs	(46)	(36)
Total credit impairment charge/(release)	201	164
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,571	3,043
Change in economic scenarios	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	956	1,048
Transfers from Stage 3	(526)	(460)
Transfer of financial instruments	430	588
Net remeasurement of ECL on stage transfer	0
New lending and assets purchased	15	17
Other	172	266
Assets derecognised - Redemptions and repayments	(459)	(687)
Assets derecognised - written off	(361)	(656)
Ending balance	2,368	2,571		£ 3,043
Net movement in the year	£ (203)	£ (472)

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.